Fair value measurements (Valuation technique and related unobservable inputs) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Flight equipment, fair value	$ 1,771,724
Income approach | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average rate	0.06
Income approach | Non-contractual cash flows as a % of total cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average rate	0.58